[Transamerica Life Insurance Company Letterhead]

September 15, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Retirement Builder Variable Annuity Account

File No. 811-07689, CIK 0001016809

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual report for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, Davis Variable Account Fund, Inc., Evergreen Variable Annuity Trust, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, MFS® Variable Insurance TrustSM, Nations Separate Account Trust, JP Morgan Investment Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust and Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

•	On August 19, 2005, AEGON/Transamerica Series Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 25, 2005, AIM Variable Insurance Funds, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0000896435);

•	On August 29, 2005, AllianceBernstein Variable Products Series Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 18, 2005, Dreyfus Stock Index Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0000846800);

•	On August 10, 2005, Dreyfus Variable Investment Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000813383);

Securities and Exchange Commission

September 15, 2005

•	On August 23, 2005, Davis Variable Account Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0001084060);

•	On September 1, 2005, Evergreen Variable Annuity Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000928754);

•	On August 25, 2005, Federated Insurance Series filed its semi annual report with the Commission via EDGAR (CIK: 0000912577);

•	On August 29, 2005, Franklin Templeton Variable Insurance Products Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000837274);

•	On August 28, 2005, MFS® Variable Insurance TrustSM filed its semi annual report with the Commission via EDGAR (CIK: 0000918571);

•	On September 7, 2005, Nations Separate Account Trust filed its semi annual report with the Commission via EDGAR (CIK: 0001049787);

•	On September 7, 2005, JP Morgan Investment Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000909221);

•	On September 1, 2005, Oppenheimer Variable Account Funds filed its semi annual report with the Commission via EDGAR (CIK: 0000752737);

•	On August 29, 2005, Putnam Variable Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000822671); and

•	On August 25th, 2005, Variable Insurance Products Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Transamerica Life Insurance Company

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith

Assistant General Counsel

Financial Markets Group